Lease Liability (Details) - Schedule of Lease Liability - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Schedule of Lease Liability [Abstract]
Current Maturity	2023	2022
Current Incremental borrowing rate	10.25%	10.25%
Current lease liabilities	$ 225,265	$ 439,709	$ 214,058	$ 283,976
Non-current Maturity	2024	2023 – 2039
Non-current Incremental borrowing rate	10.25%	10.25%
Non-current lease liabilities	$ 19,831	$ 1,978,997	116,763	2,598,176
Total lease liability	$ 245,096	$ 2,418,706	$ 330,821	$ 2,882,152